SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible asset	$ (1,108,333)	$ (1,108,333)